Subsequent Events	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
8.             Subsequent Events

On May 17, 2016, the Company granted 70,000 cashless stock options to two new members of the board of directors of the Company. These options have an exercise price of $10.00, and a term of 5 years. The options vest as follows: 23,334 vest upon the uplisting of the Company to the NASDAQ Stock Market; 23,334 vest upon the cumulative funding of the Company of or in excess of $5,000,000 by institutional investors; and 23,332 vest upon the first submission of a new drug application to the FDA.

On May 18, 2016, the Company made a capital call of $266,500 from the foundation in exchange for a 0.355% interest in the Company’s treatments covered by the September 22, 2015 commitment described in Note 5.

On December 16, 2015, the Company entered into a services agreement with a term of one year. Pursuant to the agreement, the Company paid a $10,000 services fee to the consultant on the date of the agreement, and shall pay $10,000 to the consultant monthly during the term of the agreement, with a maximum annual services fee amount equal to $120,000. Additionally, pursuant to the agreement, the Company issued 7,000, 9,000 and 11,000 shares of restricted common stock in exchange for services rendered by the consultant on December 18, 2015, March 21, 2016 and June 24, 2016, respectively, and the Company has agreed to issue 13,000 shares of restricted common stock to the consultant by September 30, 2016 . The shares issued in this transaction were valued using the stock price at issuance date and amounted to $64,050, $94,500 and $91,520, respectively. At April 30, 2016, the Company had recorded $54,325 of stock-based compensation for the additional 13,000 shares to be issued by September 30, 2016.

On June 21, 2016, the Company entered into a settlement and release agreement with a former advisor pursuant to which, in exchange for prior advisory services rendered to the Company in full pursuant to an advisory services agreement dated on or about September 17, 2012, the Company has agreed to pay the $165,000 amount owed to the advisor for the past services rendered (such amount, the “Outstanding Advisor Balance”). As evidence of the Company’s obligation to pay the Outstanding Advisor Balance, the Company issued a secured promissory note (the “Advisor Note”) to the advisor on June 21, 2016, earning interest at the rate of six percent per annum, with the unpaid principal amount and accrued and unpaid interest due and payable in full on the earlier of (i) the closing by the Company of one or more equity or debt financings with aggregate gross proceeds to the Company of at least $2,200,000, and (ii) December 15, 2016. In addition, as security for the prompt payment of the Outstanding Advisor Balance, the Company has pledged 22,916 shares of common stock as collateral pursuant to a pledge agreement, dated as of June 21, 2016, by and between the Company and the advisor. Such 22,916 shares of common stock are being held by an escrow agent pursuant to a securities escrow agreement, dated as of June 21, 2016, by and between the Company and the advisor, and shall be released to the advisor upon an “Event of Default” (as defined in the Advisor Note).

9.	Subsequent Events

a)
On September 22, 2015, Opiant received a $1,600,000 commitment from a foundation, from which the Company has the right to make capital calls, for the research, development, any other activities connected to the Company’s opioid antagonist treatments for addictions and related disorders that materially rely on certain studies funded by the foundation’s investment, certain operating expenses, and any other purpose consistent with the goals of the foundation. In exchange for funds invested by the foundation the Company agreed to provide the foundation with pro-rata share up to a 2.1333% interest in the Net Profit as related to the Company’s opioid antagonist treatments for addictions and related disorders that materially rely on certain studies funded by the foundation’s investment. Net profit is defined as any pre-tax revenue received by the Company that was derived from the sale of the products less any and all expenses incurred by and payments made by the Company in connection with the products, including but not limited to an allocation of Company overhead. The foundation also has rights with respect to its up to 2.1333% interest if the products are sold or the Company is sold. Additionally, the Company may buyback interests from the foundation within two and one half years or after two and a half years of the initial investment at a price of two times or three and a half times, respectively, the relevant investment amount represented by the interests to be bought back. If a product is not introduced to the market within 36 months the foundation will have a 60 day option to receive shares of the Company’s common stock in lieu of the interest in the product at a rate of one-tenth of a share for every dollar of its investment. On October 6, 2015, the Company received $618,000 from the foundation in exchange for a 0.824% interest in the Company’s products covered by the commitment agreement.  The Company will defer recording revenue until such time as the option expires or milestones are achieved that eliminate the investor’s right to exercise the option. Upon expiration of the exercise option, the deliverables of the arrangement will be reviewed and evaluated under ASC 605. In the event the investor chooses to convert interests into shares of common stock, that transaction will be accounted for similar to a sale of shares of common stock for cash.

b)
During September 2015 and October 2015, the Company received loans from each of its three executive officers, all of who are directors, totaling $151,191. The loans bear interest at 6% per annum until January 31, 2016. After January 31, 2016, a penalty of 4% shall be added such that the loans bear interest at 10% per annum. The loans are unsecured and are due on January 31, 2016 unless the Company receives specified funding. If the Company receives the specified funding the loans become due 10 business days after the funding. If the loans are not repaid by January 31, 2016, the maturity date of the loans shall be changed to May 31, 2016.

c)
On September 1, 2015, Opiant entered into an agreement with a consultant with significant regulatory experience that contributed to the progression of the Company’s opioid overdose reversal treatment through the providing of significant strategic advice and other value-add. The agreement provides for payment of $50,000 and 10,000 shares of common stock to the consultant. In addition, the consultant may receive other cash amounts including payments of up to $535,000 upon the Company’s receipt of certain milestone payments pursuant to the agreement with Adapt Pharma Operations Limited. The agreement also provides that the consultant is entitled to 1.0% of the net profit, as defined in the agreement that the Company receives from Adapt Pharma Operations Limited with respect to the treatment, excluding certain amounts received by the Company from Adapt Pharma Operations Limited. So long as the consultant continues to provide services to the Company pursuant to the agreement, the consultant is entitled to 0.5% of the net profit, as defined in the agreement, that the Company receives from Adapt Pharma Operations Limited with respect to the treatment, excluding certain amounts received by the Company from Adapt Pharma Operations Limited, and other cash compensation. Subsequent to July 31, 2015, the Company issued 10,000 shares to the consultant.

d)
On October 6, 2015, the Company entered into an amendment to an agreement to use certain technology owned by Aegis Therapeutics, LLC. This amendment had an effective date of May 19, 2015 and allowed the Company to evaluate Aegis’ Technology until August 17, 2015. The amendment also provided an opportunity for the Company to elect to further extend the period of time during which the Company could evaluate Aegis’ Technology until February 13, 2016. In exchange for electing to further extend this period of time, the Company paid Aegis $75,000 and issued 13,697 shares of the Company’s common stock.